Segment Analysis - Operating Income by Geographical Area (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of geographical areas [Line Items]
Total operating income	¥ 3,812,347	¥ 3,347,895	¥ 3,688,226
Japan [member]
Disclosure of geographical areas [Line Items]
Total operating income	2,670,858	2,356,627	2,840,058
Domestic [member]
Disclosure of geographical areas [Line Items]
Total operating income	2,670,858	2,356,627	2,840,058
Americas [member]
Disclosure of geographical areas [Line Items]
Total operating income	350,118	313,742	196,399
Europe and Middle East [member]
Disclosure of geographical areas [Line Items]
Total operating income	484,807	401,320	352,232
Asia and Oceania [member]
Disclosure of geographical areas [Line Items]
Total operating income	306,564	276,206	299,537
Foreign [member]
Disclosure of geographical areas [Line Items]
Total operating income	¥ 1,141,489	¥ 991,268	¥ 848,168